Annual Fund Operating Expenses - TSW International Equity Fund	Nov. 03, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 3, 2027
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%	[1]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.13%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Thompson, Siegel & Walmsley LLC (the “Adviser”) has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of the Fund until November 3, 2027 and 0.70% of the average daily net assets of the Fund until February 29, 2028. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the applicable expense cap to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the applicable expense cap in effect (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 3, 2027.